UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21492

Reserve Short-Term Investment Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	September 30, 2007

Item 1.           Semi-Annual Reports to Shareholders

Semi-Annual Report

September 30, 2007

Reserve Yield Plus Fund
of Reserve Short-Term Investment Trust

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General Information and 24-Hour Yield and Balance Information

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Distributor – Resrv Partners, Inc. RYP/SEMI-ANNUAL 09/07

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2007 (Unaudited)

Principal Amount	NEGOTIABLE BANK CERTIFICATES OF DEPOSIT—19.9%	Value (Note 1)
	DOMESTIC—6.6%
$50,000,000	Washington Mutual Bank, 5.33%, 10/24/07	$49,994,073
25,000,000	Wilmington Trust Company, 5.35%, 12/11/07	25,004,875
		74,998,948
	YANKEES—13.3%
25,000,000	Caylon NY, 5.32%, 11/1/07	24,990,843
25,000,000	Deutsche Bank, 5.42%, 6/11/08	25,049,450
25,000,000	National Bank of Canada, 5.31%, 1/16/08	24,997,600
25,000,000	Norinchukin Bank, 5.33%, 10/16/07	24,997,805
25,000,000	Norinchukin Bank, 5.32%, 11/2/07	24,988,945
25,000,000	Societe Generale, 5.33%, 11/1/07	24,991,042
		150,015,685
Total Negotiable Bank Certificates of Deposit (Cost $225,000,000)		225,014,633
	ASSET BACKED SECURITIES—11.8%
40,000,000	Americredit Automobile Receivables Trust, 5.43%, 11/8/10	40,004,854
15,871,428	Harley-Davidson Motorcycle Trust, 5.24%, 5/15/12	15,802,722
40,000,000	Hyundai Auto Receivables Trust, 5.11%, 1/15/10	39,999,988
21,000,000	Nissan Auto Lease Trust, 5.20%, 2/16/10	21,000,000
9,247,514	SLM Student Loan Trust, 5.33%, 7/25/13	9,247,731
8,000,000	World Omni Auto Receivables Trust, 5.46%, 2/16/10	7,999,796
Total Asset Backed Securities (Cost $133,837,710)		134,055,091
	COMMERCIAL PAPER—12.7%
25,000,000	Aspen Funding Corp, 5.10%, 12/20/07	24,695,950
25,000,000	Belmont Funding LLC, 5.26%, 6/9/08	24,079,150
25,000,000	Bryant Park Funding LLC, 6.10%, 12/4/07	24,752,700
25,000,000	Bryant Park Funding LLC, 5.50%, 3/7/08	24,407,425
10,000,000	Curzon Funding LLC, 5.28%, 11/8/07	9,938,456
15,000,000	Galleon Capital LLC, 5.23%, 10/22/07	14,954,237
20,834,000	Scaldis Capital LLC, 6.10%, 12/6/07	20,622,597
Total Commercial Paper (Cost $143,421,094)		143,450,515
	FLOATING RATE NOTES—53.5%
35,000,000	American Express Centurion Bank, 5.50%, 2/20/09*	34,847,960
30,000,000	Aust & NZ Banking Group, 5.64%, 7/3/08*	30,000,000
25,000,000	Banco Bilbao Vizcaya Argentaria, 5.71%, 3/12/09*(a)	24,937,800
50,000,000	Bank of Nova Scotia, 5.34%, 1/30/09*	49,930,050
50,000,000	Credit Industriel et Commercial NY, 5.10%, 3/28/08*	49,994,048
36,000,000	General Electric Company, 5.76%, 12/9/08*	36,062,892
20,000,000	Golman Sachs Group Inc, 5.50%, 11/14/08*	19,999,020
50,000,000	HBOS Treasury Services PLC, 5.79%, 10/6/08*	50,000,000
30,000,000	IBM International Group Capital, 5.55%, 2/13/09*	29,942,040
30,000,000	KBC Bank NV NY, 5.37%, 11/21/07*	29,999,247
40,000,000	MBIA Global Funding LLC, 5.55%, 2/13/09*	40,000,000
30,000,000	Merrill Lynch and Co., 5.40%, 10/23/08*	29,912,010

See notes to financial statements.

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	FLOATING RATE NOTES (Continued)	Value (Note 1)
$25,000,000	Morgan Stanley, 5.43%, 1/11/08*	$25,006,150
50,000,000	Natexis Banques Populaires, 5.40%, 11/19/07*	49,998,837
25,000,000	Natexis Banques Populaires, 5.46%, 7/25/08*	25,008,875
30,000,000	Northern Rock PLC, 5.33%, 10/22/07*(a)	29,998,193
50,000,000	Skandinaviska Enskilda Banken, 5.74%, 1/5/09*	49,975,371
Total Floating Rate Notes (Cost $605,927,599)		605,612,493
	MEDIUM-TERM NOTE—2.2%
25,000,000	American General Finance, 5.95%, 9/18/08
	Total Medium-Term Note (Cost $25,000,000)	24,981,925
	REPURCHASE AGREEMENTS—0.4%
5,000,000	Deutsche Bank Securities Inc, AG, 5.10% dated 9/28/07, due 10/1//07, repurchase proceeds at maturity $5,002,125 (collateralized by
	FGPC 6.50% due 8/1/37 valued at $1,999,947, FNRA 4.67% due 1/1/33 valued at $3,119,470.)
	Total Repurchase Agreements (Cost $5,000,000)	5,000,000

Total Investments (Cost $1,138,186,403)	100.5%	1,138,114,657
Liabilities less Other Assets	(0.5)	(5,552,744)
Net Assets	100.0%	$1,132,561,913

GLOSSARY

  FGPC  —  FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates.

  FHLMC  —  Federal Home Loan Mortgage Corporation

  FNRA  —  FNMA REMIC

*  Variable Rate Instrument. This is the rate in effect at the time of this report.

(a)  Issued under 144A.

See notes to financial statements.

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007 (Unaudited)

Assets:
Investments in securities at market value (Cost $1,138,186,403)	$1,138,114,657
Cash	(16,487,178)
Interest receivable	11,682,396
Total Assets	1,133,309,875
Liabilities:
Income interest payable	562,260
Accrued expenses	185,702
Total Liabilities	747,962
Net Assets	$1,132,561,913
Composition of Net Assets:
Capital Shares (at a par value of $.0001 per share)	$113,270
Paid-in capital	1,132,565,392
Accumulated net realized loss on investments	(45,003)
Net unrealized depreciation of investments	(71,746)
Net Assets	$1,132,561,913
Net Asset Value Per Share (offering and redemption price per share)
Liquidity Class I* ($540,701,000/540,696,408 shares)	$1.00
Liquidity Class III* ($4,982/4,992 shares)	$1.00
Class Treasurer's Trust ($105,098,850/105,124,647 shares)	$1.00
Class R ($486,757,081/486,876,574 shares)	$1.00

*  Effective September 28, 2007, Class 15 was renamed Liquidity Class I and Class 25 was renamed Liquidity Class III.

See notes to financial statements.

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2007

Investment Income:
Interest	$35,272,092
Expenses:
Comprehensive management fee:
Liquidity Class I*	661,556
Liquidity Class III*	64,301
Class Treasurer's Trust	239,015
Class R	1,098,515
Distribution fee—Class R	366,172
Trustee fee	126,676
Chief Compliance Officer Expense	5,402
Total expenses before waiver	2,561,637
Less: expenses waived	(2,053,604)
Net Expenses	508,033
Net Investment Income	34,763,985
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(45,003)
Net change in unrealized depreciation of investments	(71,746)
Net realized and unrealized loss on investments	(116,749)
Net Increase in Net Assets Resulting from Operations	$34,647,236

*  Effective September 28, 2007, Class 15 was renamed Liquidity Class I and Class 25 was renamed Liquidity Class III.

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended September 30, 2007 and for the Year Ended March 31, 2007

	Period Ended September 30, 2007	Year Ended March 31, 2007
Increase (Decrease) in Net Assets From:
Investment Operations:
Net investment income	$34,763,985	$82,062,590
Net realized gain (loss) from investment transactions	(45,003)	26,802
Net change in unrealized depreciation of investments	(71,746)	205,082
Net increase in net assets resulting from operations	34,647,236	82,294,474
Dividends to Shareholders From:
Net Investment Income
Liquidity Class I*	(23,543,944)	(76,940,577)
Liquidity Class III*	(1,367,007)	(4,374,976)
Class Treasurer's Trust	(2,112,165)	(242,383)
Class R	(7,740,869)	(504,664)
Total dividends to shareholders	(34,763,985)	(82,062,600)
Capital Shares Transactions:
Proceeds from sale of shares	8,527,645,761	15,897,426,175
Reinvestment of dividends	34,587,471	76,522,612
Cost of shares redeemed	(8,615,940,612)	(16,241,303,943)
Net increase (decrease) in net assets resulting from capital share transactions	(53,707,380)	(267,355,156)
Total increase (decrease) in net assets	41,887,155	(267,123,282)
Net Assets:
Beginning of period	1,090,674,758	1,357,798,040
End of period	$1,132,561,913	$1,090,674,758

*  Effective September 28, 2007, Class 15 was renamed Liquidity Class I and Class 25 was renamed Liquidity Class III.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Yield Plus Fund (the "Fund"), a series of the Reserve Short-Term Investment Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. While the Fund is not a money market fund, it seeks to maintain a stable $1.00 share price; however, there are no assurances a $1.00 share price will be maintained. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A. The Fund's authorized shares of beneficial interest, having a $0.0001 par value, are unlimited. The Fund currently offers the following classes of shares: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer's Trust, and Class R. Only Liquidity Class I, Liquidity Class III, Class Treasurer's Trust and Class R had outstanding share balances on September 30, 2007.

B. For securities whose maturity is greater than 60 days, the Fund's investments are valued based on market quotations provided by an independent pricing service. If market quotations are not readily available for particular securities or if events which are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the Fund's calculation of net asset value at 5:00 p.m. Eastern Time, those securities will be valued at their fair value. The Fund may use pricing services to determine the fair value price of securities in those situations. If such third-party pricing information is unavailable, a "fair value" price will be determined by Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, in good faith under the supervision of the Board of Trustees ("Trustees"). A security's "fair value" price may differ from the price next available from independent providers. For securities whose maturity is 60 days or less, the Fund will use the amortized cost method of valuation, which approximates fair value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. There were no fair valued securities at year-end.

C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts.

E. Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund's realized net short-term and net long-term capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

F. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trustees. RMCI follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The counterparty bankruptcy could delay recovery of collateral.

G. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

H. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(2)  Investment Activity:

For the period ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $0 and $0, respectively. The Fund invested only in securities with a maturity of less than one year.

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes and the cost of investments for federal income tax purposes were as follows:

Tax Basis Cost	Appreciation	Depreciation	Net Unrealized Appreciation / (Depreciation)
$1,138,186,403	$261,438	$(333,184)	$(71,746)

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Management Fee and Other Transactions With Affiliates:

Pursuant to an Investment Management Agreement between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Trustees. RMCI is responsible for the supervision of the Fund's day-to-day operations, manages its investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily and paid periodically. The comprehensive management fee includes the advisory fee, all operating and other expenses of the Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), record keeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the operating and other expenses are: compensation for the Chief Compliance Officer and related expenses, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, including expenses incurred in litigation proceedings, other claims and the legal obligations of the Trust to idemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments under the Distribution Plans, if applicable (as defined below), and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), including the fees of the independent counsel of the Independent Trustees for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

CLASS Institutional	Liquidity Class I	Liquidity Class II	Liquidity Class III	Liquidity Class IV	Liquidity Class V	CLASS Treasurer's Trust	CLASS R
0.13%	0.16%	0.21%	0.26%	0.36%	0.46%	0.61%	0.81%

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate, and other payments to Intermediaries.

During the period ended September 30, 2007, RMCI voluntarily waived $2,053,604 of its comprehensive management fees for the Fund. Certain Trustees and Officers of the Fund are also Officers of RMCI.

Distribution Assistance:

The Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R Shares. The rate of distribution expenses is 0.25% per year of average daily net assets. The Distribution Plan requires RMCI to pay at least an equivalent amount from its own resources. During the period ended September 30, 2007, RMCI waived all of its distribution fees of $366,172 for the Fund.

(4)  Capital Share Transactions:

For the period ended September 30, 2007, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	For the Period From April 1, 2007 through September 30, 2007
	Liquidity Class I*	Liquidity Class III*	Class Treasurer's Trust	Class R
Sold	7,197,167,990	451,075,000	182,372,855	697,029,916
Reinvested	23,563,644	1,391,571	2,073,461	7,558,795
Redeemed	(7,578,640,251)	(536,842,161)	(101,357,957)	(399,100,243)
Net Increase (Decrease)	(357,908,617)	(84,375,590)	83,088,359	305,488,468

*  Effective September 28, 2007, Class 15 was renamed Liquidity Class I and Class 25 was renamed Liquidity Class III.

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued)

For the year ended March 31, 2007, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	For the Period From April 1, 2006 through March 31, 2007
	Liquidity Class I*	Liquidity Class III*	Class Treasurer's Trust	Class R
Sold	13,931,373,566	1,836,414,298	28,986,242	100,652,069
Reinvested	72,191,407	3,952,816	164,568	236,816
Redeemed	(14,398,895,595)	(1,816,751,245)	(9,510,581)	(16,146,521)
Net Increase (Decrease)	(395,330,622)	23,615,869	19,640,229	84,742,364

*  Effective September 28, 2007, Class 15 was renamed Liquidity Class I and Class 25 was renamed Liquidity Class III.

(5)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6)  Financial Highlights:

Contained below is per share operating performance for a share of beneficial interest outstanding of each Class of the Fund for each of the periods indicated:

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Liquidity Class I*		Liquidity Class III*
	Six Month Ended September 30, 2007	For the Year Ended March 31, 2007	Six Month Ended September 30, 2007	For the Year Ended March 31, 2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Increase from investment operations
Net investment income	0.05	0.05	0.05	0.05
Total from investment operations	0.05	0.05	0.05	0.05
Dividends from net investment income	(0.05)	(0.05)	(0.05)	(0.05)
Total distributions	(0.05)	(0.05)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return	2.68%	5.21%	2.67%	5.21%
Ratios/Supplemental Data
Net assets end of year (thousands)	$540,701	$898,836	$5	$84,391
Ratios of expenses to average net assets	0.17%	0.16%	0.27%	0.26%
Ratios of expenses to average net assets net of fee waivers	0.04%	0.04%	0.04%	0.04%
Ratios of net investment income to average net assets	5.32%	5.21%	5.31%	5.21%
Portfolio Turnover Rate	0.00%	0.00%	0.00%	0.00%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued)

	Class Treasurer's Trust		Class R
	Six Month Ended September 30, 2007	For the Year Ended March 31, 2007	Six Month Ended September 30, 2007	For the Year Ended March 31, 2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Increase from investment operations
Net investment income	0.05	0.05	0.05	0.05
Total from investment operations	0.05	0.05	0.05	0.05
Dividends from net investment income	(0.05)	(0.05)	(0.05)	(0.05)
Total distributions	(0.05)	(0.05)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return	2.66%	5.21%	2.66%	5.21%
Ratios/Supplemental Data
Net assets end of period (thousands)	$105,099	$22,041	$486,757	$85,406
Ratios of expenses to average net assets	0.62%	0.64%	0.77%	1.04%
Ratios of expenses to average net assets net of fee waivers	0.11%	0.06%	0.14%	0.07%
Ratios of net investment income to average net assets	5.29%	5.23%	5.27%	5.25%
Portfolio Turnover Rate	0.00%	0.00%	0.00%	0.00%

*  Effective September 28, 2007, Class 15 was renamed Liquidity Class I and Class 25 was renamed Liquidity Class III.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, as applicable, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at April 1, 2007 and held for the entire period ending September 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period*
Yield Plus Fund Class R
Actual	$1,000.00	$1,025.00	$5.38
Hypothetical	$1,000.00	$980.11	$5.35

*  Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Yield Plus Fund Treasurer's Trust
Actual	$1,000.00	$1,025.00	$3.10
Hypothetical	$1,000.00	$977.91	$3.08

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Yield Plus Fund Liquidity Class III†
Actual	$1,000.00	$1,025.00	$1.32
Hypothetical	$1,000.00	$976.20	$1.31

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Yield Plus Fund Liquidity Class I†
Actual	$1,000.00	$1,025.00	$0.81
Hypothetical	$1,000.00	$975.71	$0.81

*  Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†  Effective September 28, 2007, Class 15 was renamed Liquidity Class I and Class 25 was renamed Liquidity Class III.

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted on proxies relating to portfolio securities during the 12-month period ended March 31, 2007, is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENT

Reserve Short-Term Investment Trust—Reserve Yield Plus Fund

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on June 26, 2007 in approving the continuation of the Fund's "Comprehensive Fee" Investment Management Agreement with RMCI. At the June 26, 2007 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether the Agreement is in the best interests of the Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the continuation of the Investment Management Agreement. The Board did not identify any particular information that was most relevant to its determination to approve the continuation of the Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to the Fund by RMCI. The Board considered the background and experience of RMCI's management and the experience of the personnel of RMCI with regard to investing in the type of short-term securities in which the Fund and Reserve money market funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under the Agreement were necessary and appropriate for the conduct and the business and investment activities of the Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under the Agreement encompasses all of the services necessary for the operation of the Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Fund. The Trustees compared the Fund's expense ratio to (i) the average expense ratio of money market funds with similar investment objectives and policies; and (ii) the expense ratios of money funds which are believed to be competitors of the Funds ("peer funds"). The Trustees noted management's representation concerning the difficulty in finding peer funds with which to compare the Fund, but acknowledged that the Fund was managed similarly to other Reserve money market funds and management's expertise in the area of fixed-income investing. The Board also noted that the expense ratio of the institutional class of shares of Fund was comparable to or lower than the average expense ratio of peer funds. Based upon their review, the Trustees concluded that the fee payable under the Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Fund relative to money market funds with similar objectives and policies. In this regard, the Trustees noted that the Fund's gross yield for each quarter of 2006 and the first quarter of 2007 was comparable or lower to other peer funds, but that the Fund generally has the ability to invest in a less conservative and risk averse manner than its peers. For example, the Fund typically has the ability to invest in instruments with longer maturities than money market funds. The Trustees concluded that, under the circumstances, the performance of the Fund was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under the Agreement and the costs incurred to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to the Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under the Investment Management Agreement.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Fund grows. The Trustees noted the potential benefits to shareholders of a comprehensive fee, which would tend to limit increases in the Fund's expense ratio even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Fund.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Agreement with respect to the Fund is fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve the continuation of the Agreement.

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Item 2.    Code of Ethics.

Not applicable to semi-annual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)           Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)           There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)           Certification of chief executive officers and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certification of chief executive officers and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Short-Term Investment Trust

Date: December 7, 2007

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer (Principal Executive Officer)

Date: December 7, 2007

By:	/s/ Arthur Bent III
Name: Arthur Bent III
Title: Co-Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 7, 2007

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer (Principal Executive Officer)

Date: December 7, 2007

By:	/s/ Arthur Bent III
Name: Arthur Bent III
Title: Co-Chief Executive Officer (Principal Executive Officer)

Date: December 7, 2007

By:	/s/ Patrick Farrell
Name: Patrick Farrell
Title: Chief Financial Officer (Principal Financial Officer)